Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits at beginning of fiscal year	$ 0	$ 0	$ 0
Gross increases—Current year tax positions	1	1	1
Gross decreases—Prior year tax positions	0	0	0
Gross unrecognized tax benefits at end of fiscal year	1	1	1
Gross decreases—Settled with Parent	(1)	(1)	(1)
Gross unrecognized tax benefits	0	0	0
Unrecognized tax benefits that would affect the effective tax rate	8	13	12
Accrued interest and penalties related to tax positions	1	3	3
Interest expense related to unrecognized tax benefits	$ 2	$ 1	$ 1